ORGANIZATION AND BUSINESS DESCRIPTION	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Maius Pharmaceutical Group Co., Ltd. (“Pubco”, the “SPAC Merger Surviving Corporation”) is an exempted company limited by shares incorporated under the laws of the Cayman Islands on October 4, 2024.

The Company was formed to become the ultimate parent company in the Merger transaction based on the Business Combination Agreement, dated October 22, 2024 (the “BCA”) by and among the Company (“Pubco”), DT Cloud Acquisition Corporation (“SPAC”), Maius Pharmaceutical Co., Ltd. (“Maius”), Chelsea Merger Sub 1 Limited (“Merger Sub 1”), Chelsea Merger Sub 2 Limited (“Merger Sub 2”) and XXW Investment Limited as the shareholders’ representative. As of November 30, 2024, neither the Company or Merger Sub had any assets, or operations.

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, (i) on the date on which the closing occurs (the “Closing Date”), Merger Sub 1 shall be merged with and into SPAC (the “SPAC Merger”), with the SPAC continuing as the surviving company of the merger as a wholly-owned subsidiary of Pubco (the “SPAC Merger Surviving Corporation”) and the separate existence of the Merger Sub 1 shall cease, and (ii) on the Closing Date and immediately following the SPAC Merger, Merger Sub 2 shall be merged with and into Maius (the “Acquisition Merger”, together with the SPAC Merger, the “Mergers”), with Maius continuing as the surviving company of the Acquisition Merger as a wholly-owned subsidiary of the Pubco (the “Surviving Corporation”) and the separate existence of Merger Sub 2 shall cease.

1. ORGANIZATION AND BUSINESS DESCRIPTION

Maius Pharmaceutical Group Co., Ltd. (“Pubco”, the “SPAC Merger Surviving Corporation”) is an exempted company limited by shares incorporated under the laws of the Cayman Islands on October 4, 2024.

The Company was formed to become the ultimate parent company in the Merger transaction based on the Business Combination Agreement, dated October 22, 2024 (the “BCA”) by and among the Company (“Pubco”), DT Cloud Acquisition Corporation (“SPAC”), Maius Pharmaceutical Co., Ltd. (“Maius”), Chelsea Merger Sub 1 Limited (“Merger Sub 1”), Chelsea Merger Sub 2 Limited (“Merger Sub 2”) and XXW Investment Limited as the shareholders’ representative. As of November 30, 2024, neither the Company or Merger Sub had any assets, or operations.

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, (i) on the date on which the closing occurs (the “Closing Date”), Merger Sub 1 shall be merged with and into SPAC (the “SPAC Merger”), with the SPAC continuing as the surviving company of the merger as a wholly-owned subsidiary of Pubco (the “SPAC Merger Surviving Corporation”) and the separate existence of the Merger Sub 1 shall cease, and (ii) on the Closing Date and immediately following the SPAC Merger, Merger Sub 2 shall be merged with and into Maius (the “Acquisition Merger”, together with the SPAC Merger, the “Mergers”), with Maius continuing as the surviving company of the Acquisition Merger as a wholly-owned subsidiary of the Pubco (the “Surviving Corporation”) and the separate existence of Merger Sub 2 shall cease.

Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND BUSINESS DESCRIPTION

(1) Organization and Business Background

On July 25, 2018, MAIUS PHARMACEUTICAL CO., LTD. (the “Company” or the “Group”) was incorporated in the Cayman Islands, as an investment holding company. The Company is primarily engaged in research and development (“R&D”) of drugs. The Company is headquartered and has significant operations in the Peoples’ Republic of China (“PRC”).

As of March 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Maius Pharmaceutical Limited	August 13, 2018	British Virgin Islands	100%	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd.	August 29, 2018	Hong Kong	100%	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd.	July 14, 2015	PRC	100%	Provide R&D of drugs
Maius Pharma Technology Limited	March 26, 2024	British Virgin Islands	100%	Investment holding
Maius Pharma Technology (HK) Co., Limited	April 12, 2024	Hong Kong	100%	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited	June 14, 2024	Macao	100%	Investment holding
Maius Pharmaceutical Technology (Guangdong Hengqin) Co., Ltd	December 05, 2024	Guangdong Hengqin	100%	Investment holding

Group reorganization

Our founder, Mr. Xingwei Xue, started our business in July 2015 through the establishment of ShangHai Maius Pharmaceutical Co., Ltd. In 2018, we underwent a corporate reorganization in anticipation of our initial public offering (“IPO”), including incorporation of our company as the listing vehicle. In August 2018, we established Maius Pharmaceutical Limited and Maius Pharmaceutical (Hong Kong) Co., Ltd. as wholly-owned subsidiaries of Maius Pharmaceutical (Hong Kong) Co., Ltd. On August 27, 2019, Maius Pharmaceutical (Hong Kong) Co., Ltd acquired all the shares of ShangHai Maius Pharmaceutical Co., Ltd. from Mr. Xingwei Xue and 20 other shareholders.

As the Group was under control of the same shareholders and their equity interests were held by the same shareholders immediately prior to the group reorganization, the consolidated financial statements (“CFS”) are prepared as if the current group structure had been in existence since the respective dates of incorporation/establishment of the relevant entity.

The Company eliminates all significant intercompany balances and transactions in its CFS.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company is detailed in Notes 12.

MAIUS PHARMACEUTICAL CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2025 AND 2024

(1) Organization and Business Background (cont.)

Going Concern and Liquidity

The Company incurred losses and had negative cash flows from operations since inception and has an accumulated deficit of $11,231,564 as of March 31, 2025. The Company anticipates incurring additional losses until such time, if ever, it can generate significant sales of its product candidates currently in development. Additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. No assurance can be given that any such financing will be available when needed or that the Company’s R&D efforts will be successful.

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued (or when applicable, one year after the date that the CFS are available to be issued). As of March 31, 2025, the Company had cash and equivalents of $1,809,035, which is expected to enable the Company to fund its operating expenses and capital expenditure requirements into the fourth quarter of 2025, when the Company will need additional funding. If the Company is unable to obtain additional financing, the lack of liquidity could have a material adverse effect on the Company’s future prospects. As a result of these factors, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

The accompanying CFS were prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The CFS do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Management is currently evaluating different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to, additional funding from current investors, funding from new investors including strategic corporate investors, and an initial public offering of the Company’s common stock. There can be no assurance these future funding efforts will be successful.

(1) Organization and Business Background

On July 25, 2018, MAIUS PHARMACEUTICAL CO., LTD. (the “Company” or the “Group”) was incorporated in the Cayman Islands, as an investment holding company. The Company is primarily engaged in research and development (“R&D”) of drugs. The Company is headquartered and has significant operations in the People’s Republic of China (“PRC”).

As of September 30, 2024, the Company’s subsidiaries are detailed in the table as follows:

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Maius Pharmaceutical Limited	August 13, 2018	British Virgin Islands	100%	Investment holding
Maius Pharmaceutical (Hong Kong) Co., Ltd.	August 29, 2018	Hong Kong	100%	Investment holding
ShangHai Maius Pharmaceutical Co., Ltd.	July 14, 2015	PRC	100%	Provide R&D of drugs
Maius Pharma Technology Limited	March 26, 2024	British Virgin Islands	100%	Investment holding
Maius Pharma Technology (HK) Co., Limited	April 12, 2024	Hong Kong	100%	Investment holding
Maius Pharmaceutical (MACAO) Co., Limited	June 14, 2024	Macao	100%	Investment holding

Group reorganization

Our founder, Mr. Xingwei Xue, started our business in July 2015 through the establishment of ShangHai Maius Pharmaceutical Co., Ltd. In 2018, we underwent a corporate reorganization in anticipation of our initial public offering (“IPO”), including incorporation of our company as the listing vehicle. In August 2018, we established Maius Pharmaceutical Limited and Maius Pharmaceutical (Hong Kong) Co., Ltd. as wholly-owned subsidiaries of Maius Pharmaceutical (Hong Kong) Co., Ltd. On August 27, 2019, Maius Pharmaceutical (Hong Kong) Co., Ltd acquired all the shares of ShangHai Maius Pharmaceutical Co., Ltd. from Mr. Xingwei Xue and 20 other shareholders.

As the Group was under control of the same shareholders and their equity interests were held by the same shareholders immediately prior to the group reorganization, the consolidated financial statements (“CFS”) are prepared as if the current group structure had been in existence since the respective dates of incorporation/establishment of the relevant entity.

The Company eliminates all significant intercompany balances and transactions in its CFS.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company is detailed in Notes 11 and 13.

Going Concern and Liquidity

The Company incurred losses and had negative cash flows from operations since inception and has an accumulated deficit of $10,451,484 as of September 30, 2024. The Company anticipates incurring additional losses until such time, if ever, it can generate significant sales of its product candidates currently in development. Additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. No assurance can be given that any such financing will be available when needed or that the Company’s R&D efforts will be successful.

MAIUS PHARMACEUTICAL CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024 AND 2023

(1) Organization and Business Background (cont.)

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued (or when applicable, one year after the date that the financial statements are available to be issued). As of September 30, 2024, the Company had cash and equivalents of $74,514, which is not expected to enable the Company to fund its operating expenses and capital expenditures until the end of fiscal 2025, when the Company will need additional funding. If the Company is unable to obtain additional financing, the lack of liquidity could have a material adverse effect on the Company’s future prospects. As a result of these factors, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date these CFS are issued.

The accompanying CFS were prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The CFS do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Management is currently evaluating different strategies to obtain the required funding of future operations. These strategies may include, but are not limited to, additional funding from current investors, funding from new investors including strategic corporate investors, and an IPO of the Company’s common stock. There can be no assurance these future funding efforts will be successful. The Company issued 892 shares in December 2024 for $2,087,102. This enabled it to remain in business for at least one year from the last balance sheet date. See Note 14.

DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

DT Cloud Acquisition Corporation (the “Company”) is an incorporated blank check company incorporated as a Cayman Islands exempted company on July 7, 2022, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

As of March 31, 2025, the Company has not commenced any operations. All activities through March 31, 2025 relate to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”). Since the Initial Public Offering, the Company’s activity has been limited to the evaluation of business combination candidates. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income and dividend income on cash and investments held in the trust account. The Company has selected December 31 as its fiscal year end.

Financing

The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2024. On February 23, 2024, the Company consummated the Initial Public Offering of 6,900,000 units (the “Public Units”), which includes 900,000 Public Units upon the full exercise by the underwriter of its over-allotment option, at $10.00 per Public Unit, generating gross proceeds of $69,000,000 to the Company. Each Public Unit consists of one ordinary share and one right (“Public Rights”). Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 234,500 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to DT Cloud Capital Corp. (the “Sponsor”), generating gross proceeds of $2,345,000 to the Company. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.

Transaction costs amounted to $2,976,106, consisting of $966,000 of underwriting commissions, $1,725,000 of deferred underwriting commissions and $285,106 of other offering costs.

Trust Account

Following the closing of the Initial Public Offering, an aggregate amount of $69,345,000 ($10.05 per Public Unit) placed in the Company’s trust account (“Trust Account”) established for the benefit of the Company’s public shareholders and maintained by Continental Stock Transfer & Trust Company, acting as trustee, will be invested only in U.S. government treasury bills, with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds in the Trust Account will not be released until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to (A) modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 9 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination) or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete its initial Business Combination within nine months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination), subject to applicable law.

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with an initial Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company shall not consummate such Business Combination unless the Company has net tangible assets of at least $5,000,001 after payment of the deferred underwriting commissions, either immediately prior to, or upon such consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the public shares without the Company’s prior written consent.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The shareholders will be entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.05 per public share, subject to increase of up to an additional $0.03 per public share per month in the event that the Sponsor elects to extend the period of time to consummate a Business Combination (see below), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their public shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s rights. The ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with ASC Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination..

The Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as described in Note 5) (as defined the “initial shareholders”) are identical to the ordinary shares included in the units being sold in this offering except that the founder shares are subject to certain transfer restrictions, as described in more detail below: the sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) to waive their redemption rights with respect to any founder shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of obligation to provide for the redemption of public shares in connection with an initial business combination or to redeem 100% of public shares if the Company have not consummated the initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fail to complete the initial business combination within nine months from the closing of this offering (or up to 21 months from the closing of this offering if the Company extend the period of time to consummate a business combination, as described in more detail in this prospectus) (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fail to complete the initial business combination within the prescribed time frame).

The Company’s amended and restated memorandum and articles of association provided that the Company complete its initial business combination within nine months (or 12 months if the Company executes a definitive agreement for an initial business combination) from the closing of the IPO, the Company may extend the period of time to consummate a Business Combination up to twelve times, each by an additional one month each time (for a total of 24 months to complete a Business Combination (the “Combination Period”), including automatic extension period). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $207,000 (approximately $0.03 per public share), on or prior to the date of the applicable deadline, for each month extension. Any funds which may be provided to extend the time frame will be in the form of a loan to the Company from the Sponsor. The terms of any such loan have not been definitely negotiated, provided, however, any loan will be interest free and will be repayable only if the Company completes a Business Combination.

The Company entered into a definitive business combination agreement on October 22, 2024, which is within nine months after the closing of the IPO, as such the Company had an automatic three-month extension to the original nine months from the closing of the IPO to consummate its initial business combination.

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

On January 20, 2025, the Company entered into certain Subscription Agreement (the “Subscription Agreement”) with Maius, Pubco and certain investor (the “Investor”), pursuant to which, among other things, the Investor agreed to subscribe for and purchase, and Pubco agreed to issue and sell to the Investor, 30,000 ordinary shares of Pubco, par value $0.0001 per share, at a purchase price equal to $10.00 per share in a private placement (the “Private Placement”) in connection with a financing effort related to the transactions contemplated by the Business Combination Agreement. The purchase price was paid into Escrow in accordance with the Business Combination Agreement. The closing of the Private Placement is conditioned upon, among other things, the completed or concurrent consummation of the Transactions set forth in the Business Combination Agreement.  In the event, the Business Combination Agreement is terminated, the purchase price share be returned to the investor. During the three months ended March 31, 2025, a total of $300,000 in expenses and extension loan was paid from Escrow on behalf of the Company and is presented as other payable in the unaudited balance sheet.

On February 22, 2025, the Company deposited $207,000 into the Trust Account in order to extend the amount of available time to complete a business combination until March 23, 2025.

On March 20, 2025, the Company held an extraordinary general meeting of shareholders and passed a special resolution to amend our amended and restated memorandum and articles of association then effective, giving the Company the right to extend the date by which it has to complete a business combination up to May 23, 2026.

On March 24, 2025, in connection with the stockholders vote at the Extraordinary General Meeting, 1,868,367 shares were redeemed by certain shareholders at a price of approximately $10.61 per share, including interest generated and extension payments deposited in the Trust Account, in an aggregate amount of $19,821,345.

On March 25, 2025, the Company deposited $150,949 into the Trust Account in order to extend the amount of available time to complete a business combination until April 23, 2025.

From February 2025 to March 2025, the Company using the funds held outside the Trust Account, the Company made two time deposit for an aggregate of $357,949, to the Trust Account and extended the Combination Period from January 23, 2025 to April 23, 2025. The Company has the right to extend the Combinations Period for an additional month, from April 24, 2025 to May 23, 2025. As of the date that these unaudited financial statements were issued, the Company has not deposited such extension fees to the Trust Account.

Business combination agreement

On September 3, 2024, the Company entered into a non-binding letter of intent (the “LOI”) with Shanghai Maius Pharmaceutical Technology Co., LTD (“Shanghai Maius”). Under the terms of the LOI, the Company would acquire 100% of Shanghai Maius’s outstanding equity and equity equivalents or all of its business.

On October 22, 2024, the Company, Maius Pharmaceutical Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Maius”)”, Maius Pharmaceutical Group Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Pubco”) incorporated for the purpose of serving as the public listed company whose shares shall be traded on The Nasdaq Stock Market LLC (“Nasdaq”), Chelsea Merger Sub 1 Limited, a Cayman Islands exempted company (“Merger Sub 1”), Chelsea Merger Sub 2 Limited, a Cayman Islands exempted company (“Merger Sub 2”), and XXW Investment Limited, a limited liability company incorporated under the laws of British Virgin Islands as Maius’ representative (the “Shareholders’ Representative”), entered into a business combination agreement (the “Business Combination Agreement”).

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, (i) on the date on which the closing actually occurs (the “Closing Date”), Merger Sub 1 shall be merged with and into the Company (the “SPAC Merger”), with the Company continuing as the surviving company of the merger as a wholly-owned subsidiary of the Pubco (the “SPAC Merger Surviving Corporation”) and the separate existence of the Merger Sub 1 shall cease, and (ii) on the Closing Date and immediately following the SPAC Merger, Merger Sub 2 shall be merged with and into Maius (the “Acquisition Merger”, together with the SPAC Merger, the “Mergers”), with Maius continuing as the surviving company of the Acquisition Merger as a wholly-owned subsidiary of the Pubco (the “Surviving Corporation”) and the separate existence of the Merger Sub 2 shall cease. The Mergers and each of the other transactions contemplated by the Business Combination Agreement and other Ancillary Documents are collectively referred to as the “Transactions.” Under the Agreement, the aggregate consideration is Two Hundred and Fifty Million Dollars ($250,000,000) (the “Closing Date Merger Consideration” or “Consideration”), which will be paid entirely in newly issued ordinary shares of Pubco.

Liquidation

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable), which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.05.

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.05 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the “Initial Public Offering” against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavouring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Going Concern Consideration

The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an Initial Business Combination within the prescribed period of time (subject to the Amended Extension Payment is made as required for each monthly extension), the requirement that the Company cease all operations, redeem the Public Shares and thereafter liquidate and dissolve raises substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. As of the date that these unaudited financial statements were issued, the Company has not deposited the April 2025 required extension fee into the Trust Account. The unaudited financial statements do not include any adjustments that might result from the outcome of this uncertainty. The accompanying unaudited financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern. The Company intends to continue to seek to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that we will be able to consummate any business combination within the prescribed period of time.

NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

DT Cloud Acquisition Corporation (the “Company”) is an incorporated blank check company incorporated as a Cayman Islands exempted company on July 7, 2022, formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination.

As of December 31, 2024, the Company has not commenced any operations. All activities through December 31, 2024 relate to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”). Since the Initial Public Offering, the Company’s activity has been limited to the evaluation of business combination candidates. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income and dividend income on investments held in the trust account. The Company has selected December 31 as its fiscal year end.

Financing

The registration statement for the Company’s Initial Public Offering was declared effective on February 14, 2024. On February 23, 2024, the Company consummated the Initial Public Offering of 6,900,000 units (the “Public Units”), which includes 900,000 Public Units upon the full exercise by the underwriter of its over-allotment option, at $10.00 per Public Unit, generating gross proceeds of $69,000,000 to the Company. Each Public Unit consists of one ordinary share and one right (“Public Rights”). Each whole Public Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of initial business combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 234,500 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to DT Cloud Capital Corp. (the “Sponsor”), generating gross proceeds of $2,345,000 to the Company. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.

Transaction costs amounted to $2,976,106, consisting of $966,000 of underwriting commissions, $1,725,000 of deferred underwriting commissions and $285,106 of other offering costs.

Trust Account

Following the closing of the Initial Public Offering, an aggregate amount of $69,345,000 ($10.05 per Public Unit) placed in the Company’s trust account (“Trust Account”) established for the benefit of the Company’s public shareholders and maintained by Continental Stock Transfer & Trust Company, acting as trustee, will be invested only in U.S. government treasury bills, with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds in the Trust Account will not be released until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the Company’s Amended and Restated Memorandum and Articles of Association to (A) modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if the Company does not complete its initial Business Combination within 9 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination) or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete its initial Business Combination within nine months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination), subject to applicable law.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the signing of an agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with an initial Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. The Company shall not consummate such Business Combination unless the Company has net tangible assets of at least $5,000,001 after payment of the deferred underwriting commissions, either immediately prior to, or upon such consummation of, or any greater net tangible asset or cash requirement that may be contained in the agreement relating to, such Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from seeking redemption rights with respect to 15% or more of the public shares without the Company’s prior written consent.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The shareholders will be entitled to redeem their public shares for a pro rata portion of the amount then in the Trust Account (initially $10.05 per public share, subject to increase of up to an additional $0.03 per public share per month in the event that the Sponsor elects to extend the period of time to consummate a Business Combination (see below), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their public shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter (as discussed in Note 7). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s rights. The ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with ASC Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”).

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, offer such redemption pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination.

The Sponsor and any of the Company’s officers or directors that may hold Founder Shares (as described in Note 5) (as defined the “initial shareholders”) are identical to the ordinary shares included in the units being sold in this offering except that the founder shares are subject to certain transfer restrictions, as described in more detail below: the sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) to waive their redemption rights with respect to any founder shares, private placement shares and public shares held by them in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) to modify the substance or timing of obligation to provide for the redemption of public shares in connection with an initial business combination or to redeem 100% of public shares if the Company have not consummated the initial business combination within the timeframe set forth therein or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and private placement shares if the Company fail to complete the initial business combination within nine months from the closing of this offering (or up to 21 months from the closing of this offering if the Company extend the period of time to consummate a business combination, as described in more detail in this prospectus) (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fail to complete the initial business combination within the prescribed time frame).

The Company’s amended and restated memorandum and articles of association provided that the Company complete its initial business combination within nine months (or 12 months if the Company executes a definitive agreement for an initial business combination) from the closing of the IPO, the Company may extend the period of time to consummate a Business Combination up to twelve times, each by an additional one month each time (for a total of 24 months to complete a Business Combination (the “Combination Period”), including automatic extension period). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $207,000 (approximately $0.03 per public share), on or prior to the date of the applicable deadline, for each month extension. Any funds which may be provided to extend the time frame will be in the form of a loan to the Company from the Sponsor. The terms of any such loan have not been definitely negotiated, provided, however, any loan will be interest free and will be repayable only if the Company completes a Business Combination.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

The Company entered into a definitive business combination agreement on October 22, 2024, which is within nine months after the closing of the IPO, as such the Company had an automatic three-month extension to the original nine months from the closing of the IPO to consummate its initial business combination.

On February 22, 2025, the Company deposited $207,000 into the Trust Account in order to extend the amount of available time to complete a business combination until March 23, 2025.

On March 25, 2025, the Company deposited $150,949 into the Trust Account in order to extend the amount of available time to complete a business combination until April 23, 2025.

Business combination agreement

On September 3, 2024, the Company entered into a non-binding letter of intent (the “LOI”) with Shanghai Maius Pharmaceutical Technology Co., LTD (“Shanghai Maius”). Under the terms of the LOI, the Company would acquire 100% of Shanghai Maius’s outstanding equity and equity equivalents or all of its business.

On October 22, 2024, the Company, Maius Pharmaceutical Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Maius”)”, Maius Pharmaceutical Group Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Pubco”) incorporated for the purpose of serving as the public listed company whose shares shall be traded on The Nasdaq Stock Market LLC (“Nasdaq”), Chelsea Merger Sub 1 Limited, a Cayman Islands exempted company (“Merger Sub 1”), Chelsea Merger Sub 2 Limited, a Cayman Islands exempted company (“Merger Sub 2”), and XXW Investment Limited, a limited liability company incorporated under the laws of British Virgin Islands as Maius’ representative (the “Shareholders’ Representative”), entered into a business combination agreement (the “Business Combination Agreement”).

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, (i) on the date on which the closing actually occurs (the “Closing Date”), Merger Sub 1 shall be merged with and into the Company (the “SPAC Merger”), with the Company continuing as the surviving company of the merger as a wholly-owned subsidiary of the Pubco (the “SPAC Merger Surviving Corporation”) and the separate existence of the Merger Sub 1 shall cease, and (ii) on the Closing Date and immediately following the SPAC Merger, Merger Sub 2 shall be merged with and into Maius (the “Acquisition Merger”, together with the SPAC Merger, the “Mergers”), with Maius continuing as the surviving company of the Acquisition Merger as a wholly-owned subsidiary of the Pubco (the “Surviving Corporation”) and the separate existence of the Merger Sub 2 shall cease. The Mergers and each of the other transactions contemplated by the Business Combination Agreement and other Ancillary Documents are collectively referred to as the “Transactions.” Under the Agreement, the aggregate consideration is Two Hundred and Fifty Million Dollars ($250,000,000) (the “Closing Date Merger Consideration” or “Consideration”), which will be paid entirely in newly issued ordinary shares of Pubco.

Liquidation

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable), which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than $10.05.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below $10.05 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the “Initial Public Offering” against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavouring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an Initial Business Combination within the prescribed period of time (subject to the Amended Extension Payment is made as required for each monthly extension), the requirement that the Company cease all operations, redeem the Public Shares and thereafter liquidate and dissolve raises substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The accompanying financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern. The Company intends to continue to seek to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that we will be able to consummate any business combination within the prescribed period of time.